Schedule of Operation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues
Total revenues	¥ 3,473,139	¥ 3,301,418	¥ 2,679,059
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	3,314,377	3,161,193	2,536,746
Net loss	(61,236)	(159,590)	(91,022)
Subsidiaries [Member]
Net revenues
Total revenues	2,934,011	3,089,988	2,561,811
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(2,959,714)	(3,188,000)	(2,579,575)
Net loss	(29,819)	(100,142)	(23,589)
Subsidiaries [Member] | External Parties [Member]
Net revenues
Total revenues	2,924,578	3,083,306	2,533,902
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(2,958,256)	(3,186,349)	(2,579,575)
Subsidiaries [Member] | Intra Group Companies [Member]
Net revenues
Total revenues	9,433	6,682	27,909
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	¥ (1,458)	¥ (1,651)